NOTE 12. STOCK-BASED COMPENSATION (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, beginning	1,514,056	1,515,376	1,560,629
Options Granted	653,766
Options Exercised			(29,250)
Options Forfeited	(8,780)	(1,320)	(16,003)
Options Outstanding, Ending	2,159,042	1,514,056	1,515,376
Weighted Average Exercise Price, Beginning	$ 12.37	$ 12.37	$ 12.35
Weighted Average Exercise Price, Options Granted	28.00
Weighted Average Exercise Price, Options Exercised			9.50
Weighted Average Exercise Price, Options Forfeited	28.00	14.50	12.25
Weighted Average Exercise Price, Ending	$ 17.04	$ 12.37	$ 12.37
Weighted Average Remaining Life (Years)	5 years 9 months 4 days	5 years 18 days	6 years 18 days
Aggregate Intrinsic Value, Beginning	$ 11,560	$ 11,563	$ 13,501
Aggregate Intrinsic Value, Ending	$ 21,779	$ 11,560	$ 11,563